SHARE-BASED COMPENSATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
Schedule of stock option activity

		Weighted	Weighted		Weighted
		average	average	Aggregate	average
	Number of	exercise	remaining	intrinsic	grant-date
	options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	107,133,353	1.16	6.84	226,639	0.64
Granted	32,701,729	4.14
Forfeited	(2,463,934)	1.85
Outstanding as of June 30, 2021	137,371,148	1.85	7.45	2,468,589	1.93
Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted	8,424	—
Exercised	(6,812,174)	1.30
Forfeited	(1,113,600)	2.50
Outstanding as of June 30, 2022	74,558,618	2.84	7.68	767,897	2.90
Vested and expected to vest as of June 30, 2022	74,558,618	2.84	7.68	767,897	2.90
Exercisable as of June 30, 2022	30,629,972	2.12	6.93	337,665	1.79

		Weighted	Weighted		Weighted
		average	average	Aggregate	average
	Number of	exercise	remaining	intrinsic	grant-date
	options	price	contractual life	value	fair value
		US$	In Years	US$	US$
Outstanding as of January 1, 2021	107,133,353	1.16	6.84	226,639	0.64
Granted	32,710,153	4.08
Exercised	(47,697,284)	0.54
Forfeited	(2,924,868)	1.95
Outstanding as of September 30, 2021	89,221,354	2.53	8.21	1,379,942	2.77

Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted	8,424	—
Exercised	(9,071,268)	1.45
Forfeited	(1,356,950)	2.91
Outstanding as of September 30, 2022	72,056,174	2.86	7.45	410,810	2.93

Vested and expected to vest as of September 30, 2022	72,056,174	2.86	7.45	410,810	2.93
Exercisable as of September 30, 2022	32,174,348	2.07	6.70	204,988	1.71

Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options

a
For the six months ended
June 30, 2021
Fair value of ordinary shares on the date of option grant	6.78 – 18.09
Risk-free interest rate(1)	1.7% – 2.0%
Expected term (in years)	10
Expected dividend yield(2)	0%
Expected volatility(3)	58.8% – 59.8%
Expected early exercise multiple	2.2x – 2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

For the nine months ended
September 30, 2021
Fair value of ordinary shares on the date of option grant	6.78 - 18.09
Risk-free interest rate(1)	1.6% - 2.0%
Expected term (in years)	10
Expected dividend yield(2)	0
Expected volatility(3)	58.8% - 59.8%
Expected early exercise multiple	2.2x - 2.8x
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of U.S. Treasury Strips with a maturity life equal to the expected life to expiration.
(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Summary of RSU activity

	Number of	Weighted average
	RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2022	3,521,118	19.05
Granted	8,118,214
Vested	(257,420)
Forfeited	(242,012)
Outstanding as of June 30, 2022	11,139,900	12.81

	Number of	Weighted average
	RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2021	—	—
Granted	202,274
Vested	—
Forfeited	—
Outstanding as of September 30, 2021	202,274	19.40

Outstanding as of January 1, 2022	3,521,118	19.05
Granted	11,994,570
Vested	(313,464)
Forfeited	(334,176)
Outstanding as of September 30, 2022	14,868,048	12.35

Summary of stock-based compensation expense

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Cost of revenues	13,137	16,113
Sales and marketing expenses	26,922	63,817
Research and development expenses	58,633	115,117
General and administrative expenses*	1,610,559	87,999
Total	1,709,251	283,046
*

In June 2021, the Company granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED, and recorded share- based compensation expenses of RMB1,506.4 million in general and administrative expenses upon the grant (Note 13).

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Cost of revenues	24,568	25,204
Sales and marketing expenses	44,838	106,613
Research and development expenses	95,321	184,945
General and administrative expenses*	1,643,447	131,199
Total	1,808,174	447,961
*

In June 2021, the Company granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED and recorded share- based compensation expenses of RMB1,506.4 million in general and administrative expenses upon the grant (Note 12).